CONSOLIDATED STATEMENT OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Operating activities
Profit for the year	£ 21,212		£ 17,122		£ 94,163
Income tax charge	2,901		9,858		20,000
Non-cash adjustments	81,609		57,768		49,165
Tax paid	(12,763)		(14,254)		(22,737)
Research and development credit received	0		478		0
Net changes in working capital	(40,186)		(16,580)		(16,073)
Net cash generated from operating activities	52,773		54,392		124,518
Investing activities
Purchase of non-current assets (tangibles and intangibles)	(4,703)		(5,486)		(13,674)
Proceeds from disposal of non-current assets	339		346		187
Payment for acquisition of subsidiary, net of cash acquired	(6,831)		(236,110)		(79,691)
Other acquisition-related settlements	0		(55,246)		(21,179)
Interest received	1,256		6,171		3,506
Net cash used in investing activities	(9,939)		(290,325)		(110,851)
Financing activities
Proceeds from borrowings	85,562		153,814		0
Repayment of borrowings	(43,404)		(8,056)		0
Proceeds from sublease	127		94		439
Repayment of lease liabilities	(12,425)		(12,629)		(11,812)
Repayment of lease interest	(1,864)		(2,147)		(1,676)
Grant received	274		707		494
Interest and debt financing costs paid	(8,635)		(3,389)		(4,011)
Payment for repurchase of own shares	(64,765)		0		0
Proceeds from exercise of options	0		6,667		5,568
Net cash (used in)/ generated from financing activities	(45,130)		135,061		(10,998)
Net change in cash and cash equivalents	(2,296)		(100,872)		2,669
Cash and cash equivalents at the beginning of the year	62,358	[1]	164,703		162,806
Effects of exchange rate changes on cash and cash equivalents	(717)		(1,473)		(772)
Cash and cash equivalents at the end of the year	£ 59,345		£ 62,358	[1]	£ 164,703

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).